Cover Page	12 Months Ended
Mar. 30, 2024 shares
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	true
Document Period End Date	Mar. 30, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Trading Symbol	BGI
Entity Registrant Name	BIRKS GROUP INC.
Entity Central Index Key	0001179821
Current Fiscal Year End Date	--03-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Title of 12(b) Security	Class A Voting Shares
Security Exchange Name	NYSE
Entity Address, Country	CA
ICFR Auditor Attestation Flag	false
Entity File Number	001-32635
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	2020 Robert-Bourassa Blvd.
Entity Address, City or Town	Montreal Québec
Entity Address, Postal Zip Code	H3A 2A5
Document Registration Statement	false
Document Financial Statement Error Correction [Flag]	true
Document Financial Statement Restatement Recovery Analysis [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Name	KPMG LLP
Auditor Firm ID	85
Auditor Location	Montreal, QC, Canada
Amendment Description	Birks Group Inc. (the “Company”) is filing this Amendment No. 1 to its annual report on Form 20-F for the fiscal year ended March 30, 2024 (the “Amendment No. 1”), which was originally filed with the Securities and Exchange Commission (the “SEC”) on July 16, 2024 (the “Original Filing”). The purpose of this Amendment No. 1 is solely to include the auditor’s signature on the “Report of Independent Registered Public Accounting Firm” issued by our auditor KPMG LLP for the fiscal year ended March 30, 2024, which was inadvertently excluded from the Original Filing. In order to comply with certain requirements of the SEC’s rules in connection with this filing, this Amendment No. 1 includes Item 18. Financial Statements. For the avoidance of doubt, there have been no changes to the Company’s financial statements set forth in the Original Filing. Consistent with the rules of the SEC, the certifications of the Company’s principal executive officer and principal financial officer as of the date of this Amendment No. 1 are attached as exhibits to this Amendment No. 1. Except as described above, no other changes have been made to the Original Filing. This Amendment No. 1 speaks as of the filing date of the Original Filing. Other than as stated otherwise, this Amendment No. 1 does not, and does not purport to, amend, update or restate any other information or disclosure included in the Original Filing, or reflect any events that have occurred since the date thereof. Accordingly, this Amendment No. 1 should be read in conjunction with the Original Filing and the Company’s filings with the SEC subsequent to the filing of the Original Filing.
Business Contact [Member]
Document Information [Line Items]
Entity Address, Country	CA
Entity Address, Address Line One	2020 Robert-Bourassa Blvd.
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Montreal Québec
Entity Address, Postal Zip Code	H3A 2A5
City Area Code	514
Local Phone Number	397-2592
Contact Personnel Name	Katia Fontana
Contact Personnel Fax Number	514-397-2537
Class A Common Stock [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	11,447,999
Class B Common Stock [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	7,717,970
Series A Preferred Stock [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	0